SCHEDULE OF OPERATING LEASE EXPENSES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Lease
Operating lease expenses	$ 200,716	$ 183,051	$ 618,085	$ 632,496	$ 837,425	$ 411,607